Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	$ 25,142	$ 34,562	$ 20,070
Research and development	26,148	26,349	17,435
General and administrative	46,651	71,094	51,494
Total operating expenses	193,728	135,132	88,999
Other income	2,363	(2,014)	2,656
Interest income (including interest income from a related party of $nil, $3,880 and $7,878 for the years ended December 31, 2017, 2018 and 2019, respectively)	8,837	5,760	1,988
Interest expenses	(4,623)	(5,103)	(4,322)
Fair value change of contingent consideration	(86,256)	29,604	2,601
(Loss) earnings in equity method investments	(7,464)	(2,463)	55,985
Gain on deconsolidation of the subsidiaries		242,097	0
Net (loss) income	(107,484)	64,481	(110,503)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(4,868)	(5,770)	9,585
Net unrealized gain on available-for-sale investments	9	(9,671)	3,891
Transfer to statements of operations of realized gain on available-for-sale securities	(9)	(7,364)	(3,243)
Other comprehensive loss	(4,868)	(22,805)	10,233
Comprehensive (loss) income	(112,352)	41,676	(100,270)
Reportable Legal Entities [Member] | Parent Company [Member]
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Selling and marketing	524	423	598
Research and development	1,118	1,035	1,092
General and administrative	8,030	25,536	33,519
Total operating expenses	9,672	26,994	35,209
Other income	0	924	1,385
Interest income (including interest income from a related party of $nil, $3,880 and $7,878 for the years ended December 31, 2017, 2018 and 2019, respectively)	7,904	3,969	223
Interest expenses	(565)	(3,989)	(6,391)
Fair value change of contingent consideration	20,662	0	0
(Loss) earnings in equity method investments	(417)	(1,415)	9,743
Gain on disposal of equity method investments	0	0	58,335
Gain on disposal of equity investments without readily determinable fair values	0	0	37,311
Gain on deconsolidation of the subsidiaries	0	182,441	0
Equity in loss of subsidiaries and variable interest entities	(69,005)	(82,396)	(175,824)
Net (loss) income	(51,093)	72,540	(110,427)
Other comprehensive (loss) income, net of tax:
Foreign currency translation	(3,344)	(5,770)	9,585
Net unrealized gain on available-for-sale investments	9	(9,671)	3,891
Non-controlling interest disposition	0	2,519	0
Transfer to statements of operations of realized gain on available-for-sale securities	(9)	(7,364)	(3,243)
Other comprehensive loss	(3,344)	(20,286)	10,233
Comprehensive (loss) income	$ (54,437)	$ 52,254	$ (100,194)